Shareholder Fees {- Fidelity Magellan ETF}	Jan. 26, 2021 USD ($)
NF_07.31 Fidelity Equity ETFs_Combo PRO-01 | Fidelity Magellan ETF
Shareholder Fees:
(fees paid directly from your investment)	none